Loans Receivable (excluding Covered Loans) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,866,336,000	$ 8,299,074,000
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	133,147,000	157,160,000	163,094,000
Loans in process	213,286,000	170,229,000
Discount on Acquired Loans	33,484,000	0
Loans and Leases Receivable, Deferred Income	34,421,000	35,808,000
Charges against loans receivable	414,338,000	363,197,000
Loans receivable, net	7,451,998,000	7,935,877,000
Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,779,264,000	6,218,878,000
Ratio of type of loan to total loans receivable	73.50%	74.90%
Allowance for probable losses	81,815,000	83,307,000	47,160,000
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	131,526,000	140,459,000
Ratio of type of loan to total loans receivable	1.60%	1.70%
Allowance for probable losses	12,060,000	13,828,000	26,346,000
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Ratio of type of loan to total loans receivable	2.70%	3.40%
Allowance for probable losses	347,000	623,000	770,000
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	128,379,000	200,692,000
Ratio of type of loan to total loans receivable	1.70%	2.40%
Allowance for probable losses	15,598,000	32,719,000	61,637,000
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Ratio of type of loan to total loans receivable	1.80%	2.00%
Allowance for probable losses	4,937,000	5,520,000	4,793,000
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	710,741,000	700,673,000
Ratio of type of loan to total loans receivable	9.00%	8.40%
Allowance for probable losses	5,280,000	7,623,000	5,050,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	406,364,000	303,442,000
Ratio of type of loan to total loans receivable	5.20%	3.70%
Allowance for probable losses	1,956,000	4,331,000	3,165,000
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	166,115,000	109,332,000
Ratio of type of loan to total loans receivable	2.10%	1.30%
Allowance for probable losses	7,626,000	5,099,000	6,193,000
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	126,942,000	115,092,000
Ratio of type of loan to total loans receivable	1.60%	1.40%
Allowance for probable losses	965,000	1,139,000	586,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	63,471,000	67,509,000
Ratio of type of loan to total loans receivable	0.80%	0.80%
Allowance for probable losses	2,563,000	2,971,000	7,394,000
Non-Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,755,219,000	8,299,074,000
Ratio of type of loan to total loans receivable	98.60%	100.00%
Non-Acquired Loans [Member] | Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,778,922,000	6,218,878,000
Ratio of type of loan to total loans receivable	73.50%	74.90%
Non-Acquired Loans [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	129,637,000	140,459,000
Ratio of type of loan to total loans receivable	1.60%	1.70%
Non-Acquired Loans [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	211,690,000	279,851,000
Ratio of type of loan to total loans receivable	2.70%	3.40%
Non-Acquired Loans [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	124,677,000	200,692,000
Ratio of type of loan to total loans receivable	1.60%	2.40%
Non-Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	141,844,000	163,146,000
Ratio of type of loan to total loans receivable	1.80%	2.00%
Non-Acquired Loans [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	710,140,000	700,673,000
Ratio of type of loan to total loans receivable	9.00%	8.40%
Non-Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	319,210,000	303,442,000
Ratio of type of loan to total loans receivable	4.10%	3.70%
Non-Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	162,823,000	109,332,000
Ratio of type of loan to total loans receivable	2.10%	1.30%
Non-Acquired Loans [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	112,902,000	115,092,000
Ratio of type of loan to total loans receivable	1.40%	1.40%
Non-Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	63,374,000	67,509,000
Ratio of type of loan to total loans receivable	0.80%	0.80%
Acquired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	111,117,000	0
Ratio of type of loan to total loans receivable	1.40%	0.00%
Acquired Loans [Member] | Single-family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	342,000	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,889,000	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,702,000	0
Ratio of type of loan to total loans receivable	0.10%	0.00%
Acquired Loans [Member] | Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	601,000	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	87,154,000	0
Ratio of type of loan to total loans receivable	1.10%	0.00%
Acquired Loans [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,292,000	0
Ratio of type of loan to total loans receivable	0.00%	0.00%
Acquired Loans [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,040,000	0
Ratio of type of loan to total loans receivable	0.20%	0.00%
Acquired Loans [Member] | Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 97,000	$ 0
Ratio of type of loan to total loans receivable	0.00%	0.00%